SCHEDULE OF COMPUTATION OF DILUTED NET LOSS PER SHARE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Net loss attributable to Society Pass Incorporated	$ (5,118,989)	$ (1,377,885)	$ (6,481,069)	$ (6,156,153)	$ (10,227,278)	$ (18,134,128)
Weighted average common shares outstanding - Basic	6,105,525	2,882,349	6,105,525	2,733,145	2,962,528	1,931,474
Weighted average common shares outstanding - Diluted	5,737,829	2,882,349	4,989,505	2,733,145	2,962,528	1,931,474
Net loss per share - Basic	$ (0.84)	$ (0.48)	$ (1.06)	$ (2.25)	$ (3.45)	$ (9.39)
Net loss per share - Diluted	$ (0.89)	$ (0.48)	$ (1.30)	$ (2.25)	$ (3.45)	$ (9.39)